Note 17 - Subsequent Events (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Repurchased and Retired During Period, Shares (in shares)		129,303	140,301
Stock Repurchased and Retired During Period, Value		$ 2,030,570	$ 1,999,262
Subsequent Event [Member]
Stock Repurchased and Retired During Period, Shares (in shares)	30,042
Stock Repurchased and Retired During Period, Value	$ 670,000